Investment Strategy	Apr. 01, 2026
Global X Funds | Global X Adaptive U.S. Risk Management ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Underlying Index is owned and was developed by NorthCrest Asset Management (the “Index Provider”). The Underlying Index is calculated and maintained by Solactive AG (the “Calculation Agent”). The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index (“U.S. Equity Position”) or 100% exposure to the Solactive 1-3 month US T-Bill Index (“U.S. Treasury Position”). The U.S. Treasury Position is a rules-based, market value weighted index designed to track the performance of USD-denominated Treasury bills issued by the U.S. government with a time to maturity of 1-3 months, as of the rebalance day. The U.S. Equity Position is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals (explained in further detail below) that have been developed based on historical data.
In seeking to track the Underlying Index, the Fund may purchase the component securities of the U.S. Equity Position and/or U.S. Treasuries with 1-3 months to maturity or may purchase other ETFs that have economic characteristics that are substantially identical to the economic characteristics of such component securities and/or U.S. Treasuries.
The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. Underlying ETFs may constitute a substantial portion of the Fund’s assets. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate.